Goodwill and Other Intangible Assets (Details) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016 USD ($)	Sep. 27, 2015 USD ($)	Sep. 28, 2014 USD ($) Store	Sep. 29, 2013 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Acquired During Period	$ 0		$ 29
Number of Stores Acquired | Store			4
Finite-lived Intangible Assets Acquired			$ 18
Goodwill, Impairment Loss
Finite and Indefinite-Lived Intangible Assets [Line Items]
Finite and Indefinite-Lived Intangible Assets, Gross	130	129	127
Finite-Lived Intangible Assets, Accumulated Amortization	$ (54)	(50)	(46)
Contract-Based Intangible Assets [Member]
Finite and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		122	120
Indefinite-Lived Intangible Assets		7	6
Finite-Lived Intangible Assets, Accumulated Amortization		$ (50)	(45)
Marketing-Related and Other Intangible Assets [Member]
Finite and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross			1
Finite-Lived Intangible Assets, Accumulated Amortization			$ (1)